CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
		Weighted Average
	Number	Exercise Price

Balance as at December 31, 2018	6,775,000	$1.16
Granted	1,740,000	1.71
Exercised	(1,790,300)	1.18
Forfeited	(10,000)	1.45
Balance as at December 31, 2019	6,714,700	$1.30
Granted	1,645,500	2.62
Exercised	(1,967,800)	1.10
Forfeited	(10,000)	1.70
Balance as at December 31, 2020	6,382,400	1.70
Number of options exercisable as at December 31, 2020	6,372,400	$1.70

Disclosure of detailed information about exercise prices of outstanding share options [Table Text Block]
Date Granted	Number of Options	Exercisable	Exercise Price $	Expiry Date
October 18, 2016	832,500	832,500	1.30	October 18, 2021
August 28, 2017	1,165,000	1,165,000	1.20	August 28, 2022
July 10, 2018	1,339,000	1,339,000	1.30	July 10, 2023
November 28, 2018	10,000	10,000	1.57	November 28, 2023
December 14, 2018	20,000	20,000	1.42	December 14, 2023
June 6, 2019	1,400,000	1,400,000	1.70	June 6, 2024
November 18, 2019	30,000	30,000	1.80	November 18, 2024
January 21, 2020	60,000	60,000	2.22	January 21, 2025
April 22, 2020	20,000	20,000	2.50	April 22, 2025
June 10, 2020*	1,471,900	1,461,900	2.62	June 10, 2025
October 5, 2020	34,000	34,000	3.50	October 5, 2025

Total	6,382,400	6,372,400

* Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.

Disclosure of detailed information about restricted share units [Table Text Block]
Number
Balance as at December 31, 2018	625,000
Granted	333,500
Balance as at December 31, 2019	958,500
Vested	(312,500)
Granted	430,000
Balance as at December 31, 2020	1,076,000

Disclosure of detailed information about restricted share units outstanding [Table Text Block]
Evaluation Date	December 31, 2019	Granted	Vested	Expired/Cancelled	December 31, 2020
December 31, 2019 *	312,500	—	(156,250)	(156,250)	—
December 31, 2020 **	312,500	—	—	—	312,500
December 31, 2021	312,500	—	—	—	312,500
November 18, 2022	21,000	—	—	—	21,000
December 31, 2022	—	430,000	—	—	430,000
Total	958,500	430,000	(156,250)	(156,250)	1,076,000

* Based on the achievement of performance criteria as evaluated by the Compensation Committee. It was ascertained that 156,250 RSU's with an evaluation date of December 31, 2019 had vested based on pre-set performance criteria previously established on the grant date. The balance of 156,250 expired unvested.

** The number of RSU's that will be redeemed is based on the achievement of performance criteria as evaluated by the Compensation Committee. As at December 31, 2020, the RSU's with an evaluation date of December 31, 2020 have not yet been determined to have vested or expired.

Disclosure of detailed information about share-based payment arrangements [Table Text Block]
	General and
	Administrative	Project and Royalty
Year ended December 31, 2020	Expenses	Generation Costs	Total
Stock options vested	$1,241	$979	$2,220
RSU's vested	695	—	695
RSU's settled with cash	58	148	206
	$1,994	$1,127	$3,121

	General and
	Administrative	Project and Royalty
Year ended December 31, 2019	Expenses	Generation Costs	Total
Fair value of stock options vested	$832	$844	$1,676
RSU's vested	157	—	157
Share-based compensation	179	228	407
Share-based compensation settled in cash	77	106	183
	$1,245	$1,178	$2,423

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended
	December 31, 2020	December 31, 2019
Risk free interest rate	0.42%	1.34%
Expected life (years)	5	5
Expected volatility	61.7%	67.6%
Dividend yield	0%	0%

Disclosure of detailed information about warrants, activity [Table Text Block]
		Weighted Average
	Number	Exercise Price
Balance as at December 31, 2018	2,623,306	$2.00
Expired	(2,623,306)	2.00
Balance as at December 31, 2019 and 2020	—	$—